Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 1	$ 24,904,321
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 2	29,522,952
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 3	20,725,553
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 4	15,040,537
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 5	17,541,786
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 6	13,003,077
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 7	9,856,344
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 8	18,031,318
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 9	8,883,686
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 10	7,440
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 11	(6,050,152)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 12	(1,161,210)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 13	3,699,088
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 14	0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 15	0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 16	(2,038,675)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 17	1,000,272
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 18	821,043
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 19	1,667,853
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 20	(5,049,880)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 21	(340,167)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 22	(168,882)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 23	(210,658)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 24	(165,400)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 25	1,498,971
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 26	(5,260,538)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 27	$ (505,567)